23 Post-employment Benefits (Details 5)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Unified Plan [member]
Disclosure of defined benefit plans [line items]
Retired participants life expectancy	12 years 4 months 17 days	13 years 1 month 17 days
Pensioner participants life expectancy	14 years 25 days	8 years 4 months 24 days
Plan III [member]
Disclosure of defined benefit plans [line items]
Retired participants life expectancy	23 years 1 month 28 days	25 years 10 months 2 days
Pensioner participants life expectancy	24 years 11 months 23 days	25 years 10 months 2 days